Revenue, Other Income and Gains (Tables)	12 Months Ended
Dec. 31, 2025
Revenue, Other Income and Gains [Abstract]
Schedule of Disaggregated Revenue	(a)Disaggregated revenue information
	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Types of goods or services
Intellectual property income	-	678,415	-	-
Sales of products	193,535	260,835	499,272	71,395
Commercialization rights income	26,049	37,485	72,629	10,386
Others	2,400	3,915	2,219	317

Total	221,984	980,650	574,120	82,098

Timing of revenue recognition
At a point in time
Intellectual property income	-	678,415	-	-
Sales of products	193,535	260,835	499,272	71,395
Commercialization rights income	-	-	35,144	5,026
Over time
Commercialization rights income	26,049	37,485	37,485	5,360
Others	2,400	3,915	2,219	317

Total	221,984	980,650	574,120	82,098

Schedule of Contract Liabilities

The following table shows the amounts of revenue recognized in the current reporting period that were included in the contract liabilities at the beginning of the reporting period:

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Commercialization rights income	26,049	37,485	37,485	5,360

Schedule of Amounts of Transaction Prices Allocated to the Remaining Performance Obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2024 and 2025 are as follows:

	As at December 31,
	2024	2025	2025
	RMB	RMB	US$

Amounts expected to be recognized as revenue:
Within one year	37,485	37,485	5,360
After one year	248,460	210,224	30,062

Total	285,945	247,709	35,422

Schedule of Other Income and Gains

Other income and gains

	For the years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$

Bank interest income	32,409	37,840	82,125	11,744
Government grants related to income	19,358	9,073	14,496	2,073
Foreign exchange gain, net	1,621	6,694	-	-
Rental income	400	2,324	4,989	713
Fair value gain on derivative financial instruments	2,822	-	-	-
Gain on disposal of items of property, plant and equipment	4	-	-	-
Others	2,702	1,428	1,885	270

Total other income and gains	59,316	57,359	103,495	14,800